UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

CALVERT MANAGEMENT SERIES

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Calvert
Floating-Rate Advantage Fund
Annual Report
September 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
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Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Annual Report September 30, 2020
Calvert
Floating-Rate Advantage Fund

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Management's Discussion of Fund Performance†

Economic and Market Conditions
The 12-month period ended September 30, 2020 was dominated by the outbreak of the novel coronavirus in China, which turned into a global pandemic that ended the longest-ever U.S. economic expansion and led to a dramatic decline in economic activity across the globe.
The first few months of the period, however, were relatively benign. In October 2019, loan prices declined modestly but stayed above $95, and loans saw renewed price appreciation in November and December.
The first signs of trouble appeared in late January 2020, as coronavirus headlines rattled investors’ nerves across capital markets. Loan prices, however, continued to rise in January, and retail fund flows turned positive for the first time in 16 months. But in the last week of February, as investors digested the potential economic effects of the spreading pandemic, a broad sell-off began across credit and equity markets.
March proved to be the worst month of the period for senior loans, and the second-worst month in the history of the asset class. The S&P/LSTA Leveraged Loan Index (the Index), a broad measure of the asset class, declined 12.37% against the backdrop of a global slide in capital markets. As investors withdrew $14.7 billion from retail loan funds during the month, the average price of loans in the Index bottomed for the period at $76.23 on March 23.
Beginning in the last week of March, however, the loan market turned a corner, as central banks around the world stepped in to shore up capital markets. The U.S. Federal Reserve, for its part, cut its benchmark federal funds rate to 0.00%-0.25% and announced other measures to help credit markets worldwide. In response, the loan market began a rally that would continue through the end of the period, with the Index returning 9.70% for the second quarter of 2020 — one of its best-ever quarterly gains — and 4.14% for the third quarter of 2020.
Technical factors were also a tailwind for loans as demand outpaced supply for most of the period. Contributing factors included six consecutive months of easing retail fund redemptions, from April through September 2020, and an increase in institutional demand for structured loan products. By period-end, the average price of loans had risen to $93.18 — a dramatic increase from its March low, but still shy of its $96.72 level at the start of 2020.
For the period as a whole, BBB-rated loans in the Index returned 0.59%; BB-rated loans in the Index returned -0.58%; B-rated loans in the Index returned 2.14%; CCC-rated loans in the Index returned -3.12%; D-rated (defaulted) loans in the Index returned -50.32%; and the Index overall returned 1.06%. Issuer fundamentals deteriorated in response to the global economic slowdown, as the trailing 12-month default rate rose from 1.29% at the beginning of the period to 4.17% at period-end — notably above the market’s long-term average.
Fund Performance
For the 12-month period ended September 30, 2020, Calvert Floating-Rate Advantage Fund (the Fund) returned -1.05% for Class A shares at net asset value, underperforming its benchmark, the Index, which returned 1.06%.
The Index is unmanaged and returns do not reflect the effect of any applicable sales charges, commissions, expenses, or leverage.
The Fund’s use of investment leverage, which is not employed by the Index, was the primary detractor from performance relative to the Index. The Fund uses leverage to achieve additional exposure to the loan market, thus magnifying exposure to the Fund’s underlying investments in both up and down market environments. During a period when loan prices generally fell, leverage magnified the decline in value of the Fund’s underlying holdings.
The Fund’s overweight position in BB-rated loans, relative to the Index, also detracted from performance versus the Index, as the BB credit tier in the Index delivered negative performance for the period. On the sector level, security selections in the electronics/electrical, leisure goods/activities/movies, and health care sectors detracted from results versus the Index as well.
In contrast, the Fund’s underweight positions in loans rated CCC and below contributed to performance versus the Index, as CCC-rated loans in the Index produced a negative return, and D-rated (defaulted) loans in the Index returned -50.32% for the period. On the sector level, the Fund’s avoidance of loans in the oil & gas sector — where global demand plunged during the pandemic — and in the metals/mining sector helped relative performance as well. Loan selections in the cosmetics/toiletries and business equipment and services sectors also contributed to Fund performance versus the Index during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Performance

Portfolio Managers Craig P. Russ, Catherine C. McDermott and Andrew N. Sveen, CFA each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	(1.05)%	—%	1.54%
Class A with 3.75% Maximum Sales Charge	—	—	(4.77)	—	0.24
Class I at NAV	10/10/2017	10/10/2017	(0.83)	—	1.74
Class R6 at NAV	10/10/2017	10/10/2017	(0.83)	—	1.61

S&P/LSTA Leveraged Loan Index	—	—	1.06%	4.01%	3.05%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	2.29%	2.04%	1.99%
Net	1.98	1.73	1.73

% Total Leverage[4]
Borrowings	18.85%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	10/10/2017	$263,166	N.A.
Class R6	$1,000,000	10/10/2017	$1,048,793	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Fund Profile

Credit Quality (% of bond and loan holdings)*

* Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
Top 10 Sectors (% of total investments)*
Electronics/Electrical	17.6%
Health Care	12.1
Business Equipment and Services	8.4
Telecommunications	6.2
Industrial Equipment	5.8
Insurance	3.8
Radio and Television	3.2
Cable and Satellite Television	3.1
Leisure Goods/Activities/Movies	3.0
Chemicals and Plastics	2.3
Total	65.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.
Fund profile subject to change due to active management.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,110.00	$6.86 **	1.30%
Class I	$1,000.00	$1,111.40	$5.54 **	1.05%
Class R6	$1,000.00	$1,111.40	$5.54 **	1.05%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.56 **	1.30%
Class I	$1,000.00	$1,019.75	$5.30 **	1.05%
Class R6	$1,000.00	$1,019.75	$5.30 **	1.05%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments

Common Stocks — 0.2%

Security	Shares	Value
Software — 0.2%
Software Luxembourg Holdings S.A., Class A(1)(2)	957	$ 138,765
Total Common Stocks (identified cost $138,765)		$ 138,765

Corporate Bonds — 4.7%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.4%
Delta Air Lines, Inc., 7.00%, 5/1/25(3)	$50	$ 54,967
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(3)	100	102,712
4.75%, 10/20/28(3)	100	103,898
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(3)	50	53,038
		$ 314,615
Automotive — 0.1%
Clarios Global, L.P.:
6.25%, 5/15/26(3)	$25	$ 26,260
6.75%, 5/15/25(3)	25	26,352
		$ 52,612
Building and Development — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(3)	$25	$ 25,448
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(3)	50	52,064
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(3)	100	100,500
		$ 178,012
Business Equipment and Services — 0.3%
Allied Universal Holdco, LLC, 6.625%, 7/15/26(3)	$75	$ 79,969
Garda World Security Corp., 4.625%, 2/15/27(3)	75	75,562
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(3)	75	80,370
		$ 235,901
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(3)	$75	$ 77,133
		$ 77,133
Security	Principal Amount (000's omitted)	Value
Containers and Glass Products — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC:
4.00%, 10/15/27(3)(4)	$75	$ 75,577
5.125%, 7/15/23(3)	405	410,265
		$ 485,842
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(3)	$75	$ 75,891
		$ 75,891
Financial Intermediaries — 0.0%(5)
AG Issuer, LLC, 6.25%, 3/1/28(3)	$25	$ 24,938
		$ 24,938
Food, Beverage & Tobacco — 0.2%
Del Monte Foods, Inc., 11.875%, 5/15/25(3)	$100	$ 105,813
		$ 105,813
Health Care — 1.6%
Avantor, Inc., 6.00%, 10/1/24(3)	$300	$ 313,875
HCA, Inc., 5.25%, 4/15/25	750	866,134
		$ 1,180,009
Industrial Equipment — 0.1%
Clark Equipment Co., 5.875%, 6/1/25(3)	$25	$ 25,938
Vertical US Newco, Inc., 5.25%, 7/15/27(3)	50	52,057
		$ 77,995
Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.:
7.375%, 9/1/25(3)	$25	$ 25,287
9.25%, 4/15/25(3)	25	27,561
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(3)	25	26,641
		$ 79,489
Radio and Television — 0.1%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)	$50	$ 35,496
iHeartCommunications, Inc.:
4.75%, 1/15/28(3)	25	23,603
5.25%, 8/15/27(3)	25	24,417
		$ 83,516
Technology — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(3)	$50	$ 53,475
Logan Merger Sub, Inc., 5.50%, 9/1/27(3)	75	76,266

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(3)	$100	$ 103,250
		$ 232,991
Telecommunications — 0.4%
CenturyLink, Inc., 4.00%, 2/15/27(3)	$125	$ 127,160
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(3)	125	127,734
		$ 254,894
Total Corporate Bonds (identified cost $3,321,875)		$ 3,459,651

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Invesco Senior Loan ETF	16,100	$ 350,014
SPDR Blackstone / GSO Senior Loan ETF	10,750	480,740
Total Exchange-Traded Funds (identified cost $866,581)		$ 830,754

Senior Floating Rate Loans — 119.4%(6)

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.0%
Dynasty Acquisition Co., Inc.:
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$231	$ 205,308
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), 4/6/26	124	110,380
WP CPP Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 4/30/25	444	391,311
		$ 706,999
Air Transport — 1.3%
Delta Air Lines, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$225	$ 227,215
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 4/29/23	199	199,477
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24	494	490,911
		$ 917,603
Automotive — 2.1%
Adient US, LLC, Term Loan, 4.421%, (USD LIBOR + 4.25%), 5/6/24(7)	$247	$ 245,023
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	500	481,429
Security	Principal Amount (000's omitted)	Value
Automotive (continued)
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	$167	$ 81,302
Thor Industries, Inc., Term Loan, 3.938%, (1 mo. USD LIBOR + 3.75%), 2/1/26	110	109,636
TI Group Automotive Systems, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/16/24	610	609,203
		$ 1,526,593
Automotive & Auto Parts — 0.7%
Clarios Global, L.P., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 4/30/26	$495	$ 483,244
		$ 483,244
Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc., Term Loan, 5.147%, (1 mo. USD LIBOR + 5.00%), 7/31/26	$323	$ 312,966
		$ 312,966
Building and Development — 2.2%
ACProducts, Inc., Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	$149	$ 149,895
American Builders & Contractors Supply Co., Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 1/15/27	173	168,634
Brookfield Property REIT, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 8/27/25	245	199,947
Core & Main, L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/1/24(7)	249	244,369
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	518	500,676
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	162	155,351
Werner FinCo L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	194	188,165
		$ 1,607,037
Business Equipment and Services — 10.6%
Airbnb, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/17/25	$75	$ 80,423
Allied Universal Holdco, LLC, Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 7/10/26	472	467,449
AppLovin Corporation:
Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 8/15/25	393	388,578
Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 8/15/25	75	73,785
Asplundh Tree Expert, LLC, Term Loan, 9/7/27(8)	750	750,156
BidFair MergerRight, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 1/15/27	198	197,897

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	$194	$ 181,659
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 10/30/26	124	122,408
Term Loan, 10/30/26(8)	125	124,714
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	663	659,744
Ceridian HCM Holding, Inc., Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), 4/30/25	838	812,710
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	374	372,699
Garda World Security Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), 10/30/26	353	351,515
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	296	293,472
Illuminate Buyer, LLC, Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 6/16/27	75	74,563
IRI Holdings, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 12/1/25	419	414,503
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	265	243,011
Outfront Media Capital, LLC, Term Loan, 1.901%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	73,367
Pike Corporation, Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), 7/24/26	25	24,870
Prime Security Services Borrower, LLC, Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 9/23/26(7)	393	390,285
SMG US Midco 2, Inc., Term Loan, 2.727%, (USD LIBOR + 2.50%), 1/23/25(7)	244	213,615
Spin Holdco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 11/14/22	492	483,904
Tempo Acquisition, LLC, Term Loan, 11/2/26(8)	450	438,610
Trans Union, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 11/16/26	72	70,700
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	213	209,535
West Corporation, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	244	222,930
		$ 7,737,102
Cable and Satellite Television — 3.9%
Charter Communications Operating, LLC, Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$496	$ 486,419
CSC Holdings, LLC, Term Loan, 2.402%, (1 mo. USD LIBOR + 2.25%), 7/17/25	397	385,015
Telenet Financing USD, LLC, Term Loan, 2.152%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	265,948
Security	Principal Amount (000's omitted)	Value
Cable and Satellite Television (continued)
UPC Broadband Holding B.V.:
Term Loan, 2.402%, (1 mo. USD LIBOR + 2.25%), 4/30/28	$650	$ 627,737
Term Loan, 1/31/29(8)	200	194,300
Term Loan, 1/31/29(8)	200	194,300
Virgin Media Bristol, LLC:
Term Loan, 2.652%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	584,250
Term Loan, 1/31/29(8)	125	123,170
		$ 2,861,139
Capital Goods — 0.4%
Welbilt, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 10/23/25	$300	$ 273,563
		$ 273,563
Chemicals and Plastics — 3.0%
Alpha 3 B.V., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 1/31/24	$304	$ 300,058
Minerals Technologies, Inc., Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(7)	576	572,229
Momentive Performance Materials, Inc., Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), 5/15/24	346	332,376
PMHC II, Inc., Term Loan, 4.50%, (1 yr. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	244	226,441
Pregis TopCo Corporation, Term Loan, 3.897%, (1 mo. USD LIBOR + 3.75%), 7/31/26	50	49,067
Starfruit Finco B.V., Term Loan, 3.151%, (1 mo. USD LIBOR + 3.00%), 10/1/25	496	481,239
Univar, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 7/1/24	264	260,761
		$ 2,222,171
Containers and Glass Products — 1.5%
Berry Global, Inc., Term Loan, 2.156%, (1 mo. USD LIBOR + 2.00%), 7/1/26	$74	$ 71,959
Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/29/23	487	475,995
Libbey Glass, Inc.:
DIP Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 11/30/20	55	56,499
DIP Loan, 12.00%, (USD LIBOR + 11.00%, Floor 1.00%), 11/27/20(7)	55	55,140
Term Loan, 0.00%, 4/9/21(9)	194	33,483
Pelican Products, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 5/1/25	73	70,319
Reynolds Consumer Products, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/4/27	167	165,109

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Containers and Glass Products (continued)
Reynolds Group Holdings, Inc., Term Loan, 2/3/26(8)	$150	$ 149,625
		$ 1,078,129
Cosmetics/Toiletries — 1.2%
Kronos Acquisition Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/15/23	$849	$ 845,589
		$ 845,589
Diversified Media — 1.3%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	$575	$ 574,813
Terrier Media Buyer, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 12/17/26	373	364,514
		$ 939,327
Drugs — 2.9%
Albany Molecular Research, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24	$194	$ 191,599
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	147	136,643
Catalent Pharma Solutions, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 5/18/26	499	497,487
Elanco Animal Health Incorporated, Term Loan, 1.905%, (1 mo. USD LIBOR + 1.75%), 8/1/27	146	142,685
Grifols Worldwide Operations USA, Inc., Term Loan, 2.10%, (1 week USD LIBOR + 2.00%), 11/15/27	49	48,710
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	943	940,641
Packaging Coordinators Midco, Inc., Term Loan, 9/25/27(8)	125	124,766
		$ 2,082,531
Ecological Services and Equipment — 1.2%
GFL Environmental, Inc., Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), 5/30/25(7)	$414	$ 412,627
US Ecology Holdings, Inc., Term Loan, 2.649%, (1 mo. USD LIBOR + 2.50%), 11/1/26	496	491,288
		$ 903,915
Electronics/Electrical — 22.6%
Almonde, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/13/24(7)	$468	$ 439,638
Applied Systems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/19/24	811	807,759
Aptean, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 4/23/26	399	389,262
Astra Acquisition Corp., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/1/27	199	199,995
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Avast Software B.V., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), 9/29/23	$51	$ 51,314
Banff Merger Sub, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 10/2/25	542	527,560
Buzz Merger Sub, Ltd., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 1/29/27	149	146,452
CommScope, Inc., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 4/6/26	794	775,386
Cornerstone OnDemand, Inc., Term Loan, 4.406%, (1 mo. USD LIBOR + 4.25%), 4/22/27	415	414,871
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	113	109,664
Datto, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 4/2/26	398	397,923
ECI Macola Max Holdings, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 9/27/24	396	393,714
Epicor Software Corporation, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/30/27	783	781,610
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	592	586,529
Fiserv Investment Solutions, Inc., Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), 2/18/27	349	348,361
Go Daddy Operating Company, LLC:
Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	495	485,300
Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 8/10/27	125	123,129
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	1,301	1,295,855
Infoblox, Inc., Term Loan, 4.647%, (1 mo. USD LIBOR + 4.50%), 11/7/23	432	432,904
Informatica, LLC, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 2/25/27	746	730,081
LogMeIn, Inc., Term Loan, 4.906%, (3 mo. USD LIBOR + 4.75%), 8/31/27	150	145,250
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	175	174,453
Marcel LUX IV S.a.r.l., Term Loan, 3.395%, (1 mo. USD LIBOR + 3.25%), 3/15/26	348	339,966
Milano Acquisition Corp., Term Loan, 8/17/27(8)	300	297,563
NCR Corporation, Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 8/28/26	223	217,599
Redstone Buyer, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27	425	423,672
Refinitiv US Holdings, Inc., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 10/1/25	222	220,181
SGS Cayman L.P., Term Loan, 5.595%, (3 mo. USD LIBOR + 5.38%), 4/23/21	64	56,115

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	$31	$ 31,237
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	102	101,164
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	952	936,988
Solera, LLC, Term Loan, 2.938%, (2 mo. USD LIBOR + 2.75%), 3/3/23	692	679,267
STG-Fairway Holdings, LLC, Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), 1/31/27	199	194,596
Sutherland Global Services, Inc., Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), 4/23/21	277	241,065
Tech Data Corporation, Term Loan, 3.645%, (1 mo. USD LIBOR + 3.50%), 6/30/25	125	125,417
Tibco Software, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), 6/30/26	617	602,815
TTM Technologies, Inc., Term Loan, 2.655%, (1 mo. USD LIBOR + 2.50%), 9/28/24	101	99,219
Ultimate Software Group, Inc. (The):
Term Loan, 3.897%, (1 mo. USD LIBOR + 3.75%), 5/4/26	421	418,515
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/4/26	425	424,369
Ultra Clean Holdings, Inc., Term Loan, 4.647%, (1 mo. USD LIBOR + 4.50%), 8/27/25	82	81,607
Veritas US, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 9/1/25	275	269,225
Vero Parent, Inc., Term Loan, 6.506%, (3 mo. USD LIBOR + 6.25%), 8/16/24	146	143,816
VS Buyer, LLC, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 2/28/27	672	662,390
Vungle, Inc., Term Loan, 5.647%, (1 mo. USD LIBOR + 5.50%), 9/30/26	249	248,123
		$ 16,571,919
Equipment Leasing — 2.5%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$950	$ 929,812
Delos Finance S.a.r.l., Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), 10/6/23	950	931,000
		$ 1,860,812
Financial Intermediaries — 3.0%
Apollo Commercial Real Estate Finance, Inc., Term Loan, 2.901%, (1 mo. USD LIBOR + 2.75%), 5/15/26	$444	$ 424,378
Aretec Group, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 10/1/25	494	472,308
FinCo I, LLC, Term Loan, 2.648%, (1 mo. USD LIBOR + 2.50%), 6/27/25	372	370,564
Security	Principal Amount (000's omitted)	Value
Financial Intermediaries (continued)
Focus Financial Partners, LLC, Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 7/3/24	$74	$ 72,271
Harbourvest Partners, LLC, Term Loan, 2.525%, (3 mo. USD LIBOR + 2.25%), 3/3/25	40	39,283
Victory Capital Holdings, Inc., Term Loan, 2.799%, (3 mo. USD LIBOR + 2.50%), 7/1/26	319	315,548
Virtus Investment Partners, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	480	477,315
		$ 2,171,667
Food Products — 2.1%
Clover Merger Sub, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$348	$ 339,848
Froneri International, Ltd.:
Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 1/31/27	524	505,604
Term Loan - Second Lien, 5.897%, (1 mo. USD LIBOR + 5.75%), 1/31/28	350	349,125
Hearthside Food Solutions, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/23/25	50	49,667
Nomad Foods Europe Midco Limited, Term Loan, 2.402%, (1 mo. USD LIBOR + 2.25%), 5/15/24	297	290,241
		$ 1,534,485
Food Service — 0.9%
IRB Holding Corp., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	$316	$ 302,196
Restaurant Technologies, Inc., Term Loan, 3.396%, (1 mo. USD LIBOR + 3.25%), 10/1/25	246	236,721
US Foods, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/13/26	148	142,676
		$ 681,593
Food/Drug Retailers — 0.3%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), 11/18/24	$244	$ 245,042
		$ 245,042
Health Care — 14.2%
Accelerated Health Systems, LLC, Term Loan, 3.651%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$49	$ 47,897
ADMI Corp., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 4/30/25	323	312,150
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	183	140,221
athenahealth, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), 2/11/26	645	637,347

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Avantor Funding, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	$716	$ 707,268
BioClinica Holding I, L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23	294	284,151
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(7)	644	632,634
CHG Healthcare Services, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23	347	341,868
Ensemble RCM, LLC, Term Loan, 4.011%, (3 mo. USD LIBOR + 3.75%), 8/3/26	50	49,067
Envision Healthcare Corporation, Term Loan, 3.897%, (1 mo. USD LIBOR + 3.75%), 10/10/25	491	354,314
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	344	344,263
Hanger, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 3/6/25	697	694,303
IQVIA, Inc., Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), 6/11/25	496	490,688
Medical Solutions, LLC, Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	248	239,456
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	737	725,891
National Mentor Holdings, Inc.:
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), 3/9/26	259	257,089
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), 3/9/26	12	11,735
Navicure, Inc.:
Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 10/22/26	299	292,530
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/22/26	50	49,000
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/25/22	167	146,638
Ortho-Clinical Diagnostics S.A., Term Loan, 3.406%, (1 mo. USD LIBOR + 3.25%), 6/30/25	417	400,403
Radiology Partners, Inc., Term Loan, 5.667%, (USD LIBOR + 4.25%), 7/9/25(7)	391	376,439
RadNet, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/30/23	473	467,296
Select Medical Corporation, Term Loan, 2.78%, (3 mo. USD LIBOR + 2.50%), 3/6/25	822	803,829
Surgery Center Holdings, Inc., Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), 9/3/24	249	252,689
Tecomet, Inc., Term Loan, 4.675%, (6 mo. USD LIBOR + 3.50%), 5/1/24	221	216,622
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	199	188,339
Verscend Holding Corp., Term Loan, 4.647%, (1 mo. USD LIBOR + 4.50%), 8/27/25	492	489,817
Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Wink Holdco, Inc., Term Loan, 12/2/24(8)	$400	$ 399,562
		$ 10,353,506
Home Furnishings — 0.8%
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	$153	$ 153,255
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	506	413,999
		$ 567,254
Industrial Equipment — 7.4%
Altra Industrial Motion Corp., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 10/1/25	$62	$ 60,240
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	159	150,379
Carlisle Foodservice Products, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	145	129,616
Clark Equipment Company, Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), 5/18/24	596	578,811
CPM Holdings, Inc., Term Loan, 3.905%, (1 mo. USD LIBOR + 3.75%), 11/17/25	320	301,998
DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	243	237,871
EWT Holdings III Corp., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 12/20/24	668	660,319
Filtration Group Corporation, Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 3/29/25	492	484,138
Gardner Denver, Inc.:
Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	25	24,113
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 3/1/27	623	615,905
Gates Global, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/1/24	412	407,252
Ingersoll-Rand Services Company, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	100	96,453
LTI Holdings, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 9/6/25	249	231,320
Robertshaw US Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 2/28/25	414	360,851
Terex Corporation, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 1/31/24	813	796,372
Titan Acquisition Limited, Term Loan, 3.361%, (6 mo. USD LIBOR + 3.00%), 3/28/25	292	276,826
		$ 5,412,464
Insurance — 4.9%
Alliant Holdings Intermediate, LLC, Term Loan, 3.401%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$247	$ 242,940

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 1/25/24	$683	$ 679,047
AssuredPartners, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 2/12/27	373	362,531
Asurion, LLC:
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 8/4/22	752	743,576
Term Loan - Second Lien, 6.647%, (1 mo. USD LIBOR + 6.50%), 8/4/25	94	94,350
Hub International Limited, Term Loan, 3.264%, (3 mo. USD LIBOR + 3.00%), 4/25/25	513	496,765
NFP Corp., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 2/15/27	347	332,959
Ryan Specialty Group, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 9/1/27	200	199,000
USI, Inc., Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), 5/16/24	440	426,749
		$ 3,577,917
Leisure Goods/Activities/Movies — 3.7%
AMC Entertainment Holdings, Inc., Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), 4/22/26	$292	$ 189,081
Bombardier Recreational Products, Inc.:
Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	634	615,839
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/24/27	75	76,219
ClubCorp Club Operations, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24	199	171,512
Crown Finance US, Inc., Term Loan, 2.769%, (6 mo. USD LIBOR + 2.50%), 2/28/25	386	262,734
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	500	487,674
Emerald Expositions Holding, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 5/22/24	156	141,319
Match Group, Inc., Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	493,125
Travel Leaders Group, LLC, Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 1/25/24	394	291,942
		$ 2,729,445
Lodging and Casinos — 1.7%
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$377	$ 367,274
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	418	370,340
RHP Hotel Properties L.P., Term Loan, 2.146%, (1 mo. USD LIBOR + 2.00%), 5/11/24	500	479,290
		$ 1,216,904
Security	Principal Amount (000's omitted)	Value
Metals/Mining — 0.2%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/12/25	$161	$ 159,405
		$ 159,405
Publishing — 2.5%
Ascend Learning, LLC, Term Loan, 7/12/24(8)	$830	$ 822,211
Getty Images, Inc., Term Loan, 4.688%, (1 mo. USD LIBOR + 4.50%), 2/19/26	267	250,975
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(9)	142	20,448
ProQuest, LLC, Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 10/23/26	733	725,616
		$ 1,819,250
Radio and Television — 4.0%
Diamond Sports Group, LLC, Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), 8/24/26	$247	$ 193,050
Entercom Media Corp., Term Loan, 2.645%, (1 mo. USD LIBOR + 2.50%), 11/18/24	343	324,467
Gray Television, Inc., Term Loan, 2.655%, (1 mo. USD LIBOR + 2.50%), 1/2/26	673	662,157
iHeartCommunications, Inc., Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 5/1/26	422	401,143
Nexstar Broadcasting, Inc., Term Loan, 2.395%, (1 mo. USD LIBOR + 2.25%), 1/17/24	543	529,777
Sinclair Television Group, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 9/30/26	598	586,070
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/13/26	234	227,813
		$ 2,924,477
Retailers (Except Food and Drug) — 1.4%
Bass Pro Group, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 9/25/24	$342	$ 340,603
BJ's Wholesale Club, Inc., Term Loan, 2.151%, (1 mo. USD LIBOR + 2.00%), 2/3/24	381	374,710
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	33	32,466
Hoya Midco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	194	167,530
LSF9 Atlantis Holdings, LLC, Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), 5/1/23	137	133,744
		$ 1,049,053
Services — 0.7%
AlixPartners, LLP, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 4/4/24	$496	$ 484,672

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Services (continued)
KAR Auction Services, Inc., Term Loan, 2.438%, (1 mo. USD LIBOR + 2.25%), 9/19/26	$49	$ 47,953
		$ 532,625
Steel — 1.7%
Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	$286	$ 285,322
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	244	234,609
Zekelman Industries, Inc., Term Loan, 2.145%, (1 mo. USD LIBOR + 2.00%), 1/24/27	771	748,835
		$ 1,268,766
Super Retail — 0.9%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/11/22	$666	$ 665,646
		$ 665,646
Surface Transport — 0.6%
Avis Budget Car Rental, LLC, Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), 8/6/27	$521	$ 463,746
		$ 463,746
Technology — 0.6%
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$199	$ 193,296
SS&C Technologies, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	284	275,126
		$ 468,422
Telecommunications — 7.7%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$969	$ 932,563
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	390	343,458
Digicel International Finance Limited, Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), 5/28/24	243	214,533
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.05%, (6 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22(10)	170	173,526
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	574	578,449
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	425,292
SBA Senior Finance II, LLC, Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), 4/11/25	679	663,567
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	244	189,922
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Telesat Canada, Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), 12/7/26	$99	$ 96,273
T-Mobile USA, Inc., Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 4/1/27	949	949,673
Zayo Group Holdings, Inc., Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 3/9/27	174	169,387
Ziggo Financing Partnership, Term Loan, 2.652%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	869,875
		$ 5,606,518
Utilities — 1.3%
Calpine Corporation, Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), 1/15/24	$496	$ 483,982
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/8/23	498	491,594
		$ 975,576
Total Senior Floating Rate Loans (identified cost $88,517,962)		$ 87,354,400

Short-Term Investments — 4.6%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(11)	3,378,521	$ 3,378,858
Total Short-Term Investments (identified cost $3,379,180)		$ 3,378,858
Total Investments — 130.0% (identified cost $96,224,363)		$ 95,162,428
Less Unfunded Loan Commitments — (0.1)%		$ (85,027)

Net Investments — 129.9% (identified cost $96,139,336)	$ 95,077,401
Note Payable — (23.2)%	$ (17,000,000)

Other Assets, Less Liabilities — (6.7)%	$ (4,890,709)
Net Assets — 100.0%	$ 73,186,692

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Schedule of Investments — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $2,593,517 or 3.5% of the Fund's net assets.
(4)	When-issued security.
(5)	Amount is less than 0.05%.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	This Senior Loan will settle after September 30, 2020, at which time the interest rate will be determined.
(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2020, the total value of unfunded loan commitments is $86,763. See Note 1E for description.
(11)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Statement of Assets and Liabilities

September 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $92,760,156)	$ 91,698,543
Investments in securities of affiliated issuers, at value (identified cost $3,379,180)	3,378,858
Cash	1,353,900
Receivable for investments sold	357,322
Receivable for capital shares sold	147,085
Interest receivable	168,882
Dividends receivable - affiliated	298
Receivable from affiliate	11,391
Trustees' deferred compensation plan	953
Prepaid upfront fees on note payable	10,224
Prepaid expenses	5,814
Total assets	$97,133,270
Liabilities
Payable for investments purchased	$ 5,870,143
Payable for when-issued securities	75,000
Payable for capital shares redeemed	858,020
Distributions payable	13,231
Payable to affiliates:
Investment advisory fee	34,796
Administrative fee	7,296
Distribution and service fees	480
Sub-transfer agency fee	254
Trustees' deferred compensation plan	953
Accrued expenses	86,405
Note payable	17,000,000
Total liabilities	$23,946,578
Net Assets	$73,186,692
Sources of Net Assets
Paid-in capital	$ 76,493,040
Accumulated loss	(3,306,348)
Total	$73,186,692
Class A Shares
Net Assets	$ 2,329,463
Shares Outstanding	252,313
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.23
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 9.59
Class I Shares
Net Assets	$ 26,957,928
Shares Outstanding	2,922,870
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.22
Class R6 Shares
Net Assets	$ 43,899,301
Shares Outstanding	4,760,783
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.22
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Statement of Operations

Year Ended
September 30, 2020
Investment Income
Dividend income	$ 38,395
Dividend income - affiliated issuers	1,178
Interest and other income	3,342,485
Securities lending income, net	516
Total investment income	$3,382,574
Expenses
Investment advisory fee	$ 340,944
Administrative fee	72,259
Distribution and service fees:
Class A	6,494
Trustees' fees and expenses	2,855
Custodian fees	9,151
Transfer agency fees and expenses	26,099
Accounting fees	14,810
Professional fees	46,666
Registration fees	51,627
Reports to shareholders	10,957
Interest expense and fees	293,442
Miscellaneous	13,906
Total expenses	$ 889,210
Waiver and/or reimbursement of expenses by affiliate	$ (140,883)
Reimbursement of expenses - other	(803)
Net expenses	$ 747,524
Net investment income	$2,635,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (566,741)
Investment securities - affiliated issuers	473
Net realized loss	$ (566,268)
Change in unrealized appreciation (depreciation):
Investment securities	$ 82,599
Investment securities - affiliated issuers	(322)
Net change in unrealized appreciation (depreciation)	$ 82,277
Net realized and unrealized loss	$ (483,991)
Net increase in net assets from operations	$2,151,059

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Statements of Changes in Net Assets

	Year Ended September 30,
	2020	2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,635,050	$ 3,271,083
Net realized loss	(566,268)	(1,550,361)
Net change in unrealized appreciation (depreciation)	82,277	(1,054,707)
Net increase in net assets from operations	$ 2,151,059	$ 666,015
Distributions to shareholders:
Class A	$ (109,415)	$ (162,102)
Class I	(831,086)	(1,282,602)
Class R6	(1,704,071)	(1,822,024)
Total distributions to shareholders	$ (2,644,572)	$ (3,266,728)
Capital share transactions:
Class A	$ (795,507)	$ 281,569
Class I	12,269,624	(10,310,001)
Class R6	12,159,621	(19,458,423)
Net increase (decrease) in net assets from capital share transactions	$23,633,738	$(29,486,855)
Net increase (decrease) in net assets	$23,140,225	$(32,087,568)
Net Assets
At beginning of year	$ 50,046,467	$ 82,134,035
At end of year	$73,186,692	$ 50,046,467

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Statement of Cash Flows

Year Ended
September 30, 2020
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 2,151,059
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(47,516,525)
Investments sold and principal repayments	25,039,134
Increase in short-term investments, net	(2,573,948)
Net amortization/accretion of premium (discount)	(179,604)
Amortization of prepaid upfront fees on note payable	26,357
Decrease in interest receivable	28,364
Increase in dividends receivable - affiliated	(298)
Decrease in securities lending income receivable	414
Decrease in receivable from affiliate	1,421
Increase in prepaid expenses	(4,284)
Increase in Trustee's deferred compensation plan	(356)
Decrease in other assets	3,091
Decrease in deposits for securities loaned	(804,759)
Increase in payable to affiliate for investment advisory fee	5,746
Increase in payable to affiliate for administrative fee	1,871
Decrease in payable to affiliate for distribution and services fees	(195)
Decrease in payable to affiliate for sub-transfer agency fee	(36)
Increase in payable to affiliate for Trustees' deferred compensation plan	356
Decrease in accrued expenses	(34,278)
Increase in unfunded loan committments	11,243
Net change in unrealized (appreciation) depreciation on investments	(82,277)
Net realized loss from investments	566,268
Net cash used in operating activities	$(23,361,236)
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (139,225)
Proceeds from capital shares sold	38,295,866
Capital shares redeemed	(16,573,315)
Prepaid upfront fees on note payable	(22,500)
Proceeds from note payable	22,500,000
Repayments of note payable	(22,500,000)
Net cash provided by financing activities	$ 21,560,826
Net decrease in cash	$ (1,800,410)
Cash at beginning of year	$ 3,154,310
Cash at end of year	$ 1,353,900
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 2,499,668
Cash paid for interest and fees on borrowings	$ 327,061

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Financial Highlights

	Class A
	Year Ended September 30,		Period Ended September 30,
	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.73	$ 9.97	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.39	$ 0.47	$ 0.38
Net realized and unrealized loss	(0.50)	(0.24)	(0.06)
Total income (loss) from operations	$ (0.11)	$ 0.23	$ 0.32
Less Distributions
From net investment income	$ (0.39)	$ (0.47)	$ (0.35)
Total distributions	$ (0.39)	$ (0.47)	$ (0.35)
Net asset value — End of period	$ 9.23	$ 9.73	$ 9.97
Total Return(3)	(1.05)%	2.42%	3.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,329	$3,286	$3,090
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.83%	2.29%	2.48% (7)
Net expenses(6)	1.53%	1.98%	2.13% (7)
Net investment income	4.20%	4.86%	3.93% (7)
Portfolio Turnover	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.54%, 0.96% and 1.07% for the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Financial Highlights — continued

	Class I
	Year Ended September 30,		Period Ended September 30,
	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.73	$ 9.97	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.40	$ 0.49	$ 0.40
Net realized and unrealized loss	(0.50)	(0.23)	(0.06)
Total income (loss) from operations	$ (0.10)	$ 0.26	$ 0.34
Less Distributions
From net investment income	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 9.22	$ 9.73	$ 9.97
Total Return(3)	(0.83)%	2.57%	3.48% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,958	$14,749	$26,452
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.50%	2.02%	2.06% (7)
Net expenses(6)	1.21%	1.70%	1.67% (7)
Net investment income	4.34%	5.05%	4.10% (7)
Portfolio Turnover	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.47%, 0.93% and 0.91% for the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Financial Highlights — continued

	Class R6
	Year Ended September 30,		Period Ended September 30,
	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.72	$ 9.96	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.41	$ 0.50	$ 0.37
Net realized and unrealized loss	(0.50)	(0.24)	(0.04)
Total income (loss) from operations	$ (0.09)	$ 0.26	$ 0.33
Less Distributions
From net investment income	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 9.22	$ 9.72	$ 9.96
Total Return(3)	(0.83)%	2.67%	3.35% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,899	$32,011	$52,592
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.44%	1.99%	1.74% (7)
Net expenses(6)	1.23%	1.72%	1.44% (7)
Net investment income	4.40%	5.08%	3.81% (7)
Portfolio Turnover	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.49%, 0.95% and 0.69% for the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Notes to Financial Statements — continued

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 138,765	$ —	$ 138,765
Corporate Bonds	—	3,459,651	—	3,459,651
Exchange-Traded Funds	830,754	—	—	830,754
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	87,269,373	—	87,269,373
Short-Term Investments	—	3,378,858	—	3,378,858
Total Investments	$830,754	$94,246,647	$ —	$95,077,401
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Notes to Financial Statements — continued

G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. EVM is a wholly-owned subsidiary of Eaton Vance Corp. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily gross assets: 0.48% up to and including $1 billion and 0.43% on the excess of $1 billion. Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund. For the year ended September 30, 2020, the investment advisory fee amounted to $340,944 or 0.56% of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the year ended September 30, 2020, CRM waived or reimbursed expenses of $140,883.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2020, CRM was paid administrative fees of $72,259.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2020 amounted to $6,494 for Class A shares.
The Fund was informed that EVD received $386 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2020. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $1,361 and are included in transfer agency fees and expenses on the Statement of Operations.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Notes to Financial Statements — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the year ended September 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $905 and the reimbursement was $803, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
3  Investment Activity
During the year ended September 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $53,411,793 and $23,074,749, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2020 and September 30, 2019 was as follows:
	Year Ended September 30,
	2020	2019
Ordinary income	$2,644,572	$3,266,728
During the year ended September 30, 2020, accumulated loss was increased by $28,643 and paid-in capital was increased by $28,643 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 33,572
Deferred capital losses	$(2,257,453)
Net unrealized depreciation	$(1,069,236)
Distributions payable	$ (13,231)
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $2,257,453 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $861,129 are short-term and $1,396,324 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Notes to Financial Statements — continued

Aggregate cost	$96,146,637
Gross unrealized appreciation	$ 1,395,668
Gross unrealized depreciation	(2,464,904)
Net unrealized depreciation	$ (1,069,236)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at September 30, 2020.
6  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit, as amended (the Agreement) with a bank to borrow up to a limit of $45 million. Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes. The Fund may elect for its borrowings to bear interest at the higher of the (i) bank’s prime rate and (ii) Federal Funds rate plus 0.85%; or the one week, one, two, three or six month London Interbank Offered Rate plus 0.85%. Under the terms of the Agreement, in effect through March 16, 2021, the Fund pays a facility fee of 0.15% per annum on the commitment amount. In connection with the renewal of the Agreement on March 17, 2020, the Fund paid upfront fees of $22,500, which are being amortized to interest expense through March 16, 2021. The unamortized balance at September 30, 2020 is approximately $10,000 and is included in prepaid upfront fees on note payable on the Statement of Assets and Liabilities. At September 30, 2020, the Fund had borrowings outstanding under the Agreement of $17,000,000 at an interest rate of 0.95%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2020. For the year ended September 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $10,818,306 and 1.78%, respectively.
7  Affiliated Funds
At September 30, 2020, the value of the Fund’s investment in affiliated funds was $3,378,858, which represents 4.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$22,833,820	$(19,455,113)	$473	$(322)	$3,378,858	$1,178	3,378,521

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Notes to Financial Statements — continued

8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the years ended September 30, 2020 and September 30, 2019 were as follows:
	Year Ended September 30, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	106,942	$ 998,770	195,738	$ 1,914,479
Reinvestment of distributions	10,050	93,732	15,456	150,430
Shares redeemed	(202,449)	(1,888,009)	(183,374)	(1,783,340)
Net increase (decrease)	(85,457)	$ (795,507)	27,820	$ 281,569
Class I
Shares sold	2,526,158	$ 22,563,948	2,630,684	$ 25,817,573
Reinvestment of distributions	84,292	778,225	125,395	1,219,564
Shares redeemed	(1,204,052)	(11,072,549)	(3,893,622)	(37,347,138)
Net increase (decrease)	1,406,398	$ 12,269,624	(1,137,543)	$(10,310,001)
Class R6
Shares sold	1,769,601	$ 14,855,170	459,476	$ 4,476,567
Reinvestment of distributions	175,811	1,627,711	155,916	1,517,346
Shares redeemed	(477,523)	(4,323,260)	(2,601,279)	(25,452,336)
Net increase (decrease)	1,467,889	$ 12,159,621	(1,985,887)	$(19,458,423)
9  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Notes to Financial Statements — continued

10  Subsequent Event
On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Calvert Management Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert Floating-Rate Advantage Fund (the Fund), a series of Calvert Management Series, including the schedule of investments, as of September 30, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers, and agent banks. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
November 20, 2020

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Independent Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Trustee oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.
Name and Year of Birth	Trust Position(s)	Position Start Date	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
John H. Streur(1) 1960	Trustee & President	2015	President and Chief Executive Officer of Calvert Research and
Management (since December 31, 2016). President and Chief Executive
Officer of Calvert Investments, Inc. (January 2015 - December 2016);
Chief Executive Officer of Calvert Investment Distributors, Inc. (August
2015 - December 2016); Chief Compliance Officer of Calvert Investment
Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President,
Chief Executive Officer and Director, Managers Investment Group LLC
(through January 2012); President and Director, The Managers Funds
and Managers AMG Funds (through January 2012).
Other Directorships in the Last Five Years. Portfolio 21 Investments,
Inc. (asset management) (through October 2014); Managers Investment
Group LLC (asset management) (through January 2012); The Managers
Funds (asset management) (through January 2012); Managers AMG Funds
			(asset management) (through January 2012); Calvert Impact Capital, Inc.
Independent Trustees
Richard L. Baird, Jr. 1948	Trustee	1980	Regional Disaster Recovery Lead, American Red Cross of Greater
Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in
Pittsburgh, PA.
			Other Directorships in the Last Five Years. None.
Alice Gresham Bullock 1950	Chair & Trustee	2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
			Other Directorships in the Last Five Years. None.
Cari M. Dominguez 1949	Trustee	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National
			Association of Corporate Directors.
John G. Guffey, Jr.(2) 1948	Trustee	1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Other Directorships in the Last Five Years. Calvert Impact Capital, Inc.
			(through December 31, 2018); Calvert Ventures, LLC.
Miles D. Harper, III 1962	Trustee	2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014.
Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr
Riggs & Ingram), (November 1999-September 2014).
Other Directorships in the Last Five Years. Bridgeway Funds (9) (asset
			management).
Joy V. Jones 1950	Trustee	2016	Attorney. Other Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.

Calvert
Floating-Rate Advantage Fund
September 30, 2020
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Position Start Date	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Independent Trustees (continued)
Anthony A. Williams 1951	Trustee	2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships in the Last Five Years. Freddie Mac; Evoq
Properties/Meruelo Maddux Properties, Inc. (real estate management);
Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s
Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic
University of America; Urban Institute (research organization).

Name and Year of Birth	Trust Position(s)	Position Start Date	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Maureen A. Gemma(3) 1960	Secretary, Vice President and Chief Legal Officer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of
Eaton Vance and certain of its affiliates and officer of 156 registered
			investment companies advised or administered by Eaton Vance.
James F. Kirchner(3) 1967	Treasurer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 156 registered investment companies
			advised or administered by Eaton Vance.
(1) Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Mr. Guffey is currently married to Rebecca L. Adamson, who served as a member of the Advisory Council through December 31, 2019.
(3) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
29940     9.30.20

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

(a) –(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by KPMG for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/18	%*	9/30/19	%*	12/31/19	%*	9/30/20	%*
Audit Fees	$48,616	0%	$56,591	0%	$53,282	0%	$33,047	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$11,700	0%	$12,600	0%	$12,600	0%	$4,950	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$60,316	0%	$69,191	0%	$65,882	0%	$37,997	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series.

Fiscal Year ended 12/31/18		Fiscal Year ended 9/30/19		Fiscal Year ended 12/31/19		Fiscal Year ended 9/30/20
$	%*	$	%*	$	%*	$	%*
$11,700	0%	$12,600	0%	$12,600	0%	$4,950	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:	/s/ John H. Streur
John H. Streur
President

Date:	November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 20, 2020

By:	/s/ John H. Streur
John H. Streur
President

Date:	November 20, 2020